Related Party Transactions - Loans - Additional Information (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 01, 2018
Replay Sponsor, LLC | Note
Related Party Transactions
Aggregate amount that can be borrowed			$ 250,000
Amount borrowed			$ 250,000
Replay Sponsor, LLC | Working Capital Loans
Related Party Transactions
Aggregate amount that can be borrowed	$ 1,500,000	$ 1,500,000
Conversion price of loan to warrant	$ 1.00	$ 1.00
A related party | General and administrative expenses loan
Related Party Transactions
Amount borrowed	$ 2,000	$ 2,000